SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONDENSED FINANCIAL STATEMENTS
Product sales	$ 1,004,098,750	$ 841,325,640	$ 807,457,192
Gross loss	(35,693,657)	96,053,144	347,963,728
Operating expenses (income):
Sales and marketing	33,646,350	17,232,686	8,359,858
General and administrative	50,881,639	38,549,922	43,314,291
Research and development	44,101,917	47,055,271	36,262,716
Other operating expense (income)	(1,655,426)	(18,327,201)	14,082,643
Total operating expenses	143,337,205	84,510,678	102,019,508
Income (loss) from operations	(179,030,862)	11,542,466	245,944,220
Non-operating expenses (income):
Interest income	7,118,250	7,862,339	1,835,016
Interest expense	(50,628,707)	(37,190,296)	(23,245,598)
Foreign exchange loss	1,385,622	6,612,305	(1,813,711)
Gains (losses) on derivative, net	(53,945)	(15,296,530)	6,268,072
Gains on repurchase of convertible notes		28,349,939	5,891
Total non-operating income (losses)	(42,178,780)	(16,062,770)	(16,950,330)
Income (loss) before income taxes and equity in earnings of subsidiaries	(221,209,642)	(4,520,304)	228,993,890
Income tax (expense) benefit	(21,352,490)	4,851,479	(59,997,804)
Net income (loss) attributed to ReneSola Ltd.	(242,515,539)	332,964	168,996,086
RENESOLA LTD
CONDENSED FINANCIAL STATEMENTS
Product sales	68,930	156,416	323,546
Gross loss	(68,930)	(156,416)	(323,546)
Operating expenses (income):
Sales and marketing	152,697	169,033	123,200
General and administrative	4,785,160	5,794,283	8,617,628
Research and development	61,724	101,350	54,409
Other operating expense (income)	(78,288)	(148,221)	383,608
Total operating expenses	4,921,293	5,916,445	9,178,845
Income (loss) from operations	(4,990,223)	(6,072,861)	(9,502,391)
Non-operating expenses (income):
Interest income	28,223	917,376	1,350,777
Interest expense	(6,734,000)	(6,633,937)	(814,254)
Foreign exchange loss	(147)	(766)	(13,037)
Gains (losses) on derivative, net	(2,093,974)	(20,254,867)	14,248,017
Gains on repurchase of convertible notes		28,349,939	5,891
Total non-operating income (losses)	(8,799,898)	2,377,745	14,777,394
Income (loss) before income taxes and equity in earnings of subsidiaries	(13,790,121)	(3,695,116)	5,275,003
Income tax (expense) benefit		1,521,441	(124,095)
Equity in earnings (losses) of subsidiaries	(228,725,418)	2,506,639	163,845,178
Net income (loss) attributed to ReneSola Ltd.	$ (242,515,539)	$ 332,964	$ 168,996,086